Summary of Significant Accounting Policies - Schedule of Basic and Diluted (Loss) Earnings Per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Numerator:
Net (loss) income – basic		$ (9,536,245)		$ 3,876,680		$ 1,291,667
Add: change in fair value of warrants liabilities				(706,668)
Net (loss) income for the year - diluted		$ (9,536,245)		$ 3,170,012		$ 1,291,667
Denominator:
Weighted average shares outstanding - basic		24,680		912		478
Add: effect of dilutive securities				24
Weighted average shares outstanding - diluted		24,680		936		478
Earnings (loss) earnings per share - basic	[2]	$ (386.4)	[1]	$ 4,251.81	[1]	$ 2,701.53
Earnings (loss) earnings per share - diluted	[2]	$ (386.4)		$ 3,385.53		$ 2,701.53

[1]	Retrospectively restated for effect of reverse share split on January 14, 2025 (see Note 12).
[2]	Retrospectively restated for effect of reverse share split on January 14, 2025, May 21, 2026 and August 14, 2026, respectively for share-count and earnings-per-share data only. The historical legal capital information reflects the legal position at each respective balance sheet date before retrospective adjustment (see Notes 12 and 16). On July 6, 2026, the Company approved a statutory share capital reduction, a non-adjusting subsequent event not reflected in the closing share capital balance (see Note 16).